Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Intangible Assets Details Narrative Abstract
Amortization Expenses	$ 57,344	$ 57,344	$ 114,689	$ 114,689	$ 229,377	$ 229,377
Useful Life of Assets					10 years